Cover	Mar. 10, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 10, 2025
Entity File Number	001-39412
Entity Registrant Name	FATHOM HOLDINGS INC.
Entity Central Index Key	0001753162
Entity Tax Identification Number	82-1518164
Entity Incorporation, State or Country Code	NC
Entity Address, Address Line One	2000 Regency Parkway Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Cary
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27518
City Area Code	888
Local Phone Number	455-6040
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, No Par Value
Trading Symbol	FTHM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true